Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,009	$ 26,084
Less accumulated depreciation	10,892	10,581
Fixed assets, net	17,117	15,503
Depreciation expenses	1,868	2,001	$ 1,820
Construction in progress	2,327	2,044
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,099	13,307
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,331	6,406
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	624	758
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,383	4,310
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	87	87
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 622	$ 353